Selected Balance Sheet Components (Details Narrative) - USD ($)	Jan. 06, 2023	Dec. 27, 2022	Mar. 18, 2021	Sep. 12, 2023	Jun. 30, 2023	Dec. 31, 2022	Aug. 11, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred financing costs					$ 1,639,000	$ 725,000
Cash					1,918,000	372,000		$ 2,137,000
Legal settlement liability					520,000	640,000		$ 900,000
Edoc Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred financing costs					$ 1,500,000	$ 300,000	$ 1,900,000
Promissory Note Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transaction costs related to merger		$ 75,000		$ 705,000
Proceeds from related party debt	$ 37,500	$ 37,500
Settlement And Mutual Release Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash			$ 1,100,000
Payments for legal settlements			60,000
Monthly payments for legal settlements			20,000
Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for legal settlements			1,100,000
Settlement Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash secured in equity finance			$ 10,000,000.0